Factor Receivables, Letters of Credit Payable and Loan Payable (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Fixed fee description	The Company pays a fixed fee of 5% of the cost of products it purchased from the vendor upon opening the LC, and 1% each 30 days thereafter, after the LC is funded by the Factor until such time the Factor receives the payment from the Company's customers.		The Company pays a fixed fee of 5% of the cost of products it purchased from the vendor upon opening the LC, and 1% each 30 days thereafter, after the LC is funded by the Factor until such time the Factor receives the payment from the Company's customers.
Loan payable third party	$ 1,139,981		$ 1,078,941	$ 1,244,129
Total sales factored, net of allowances for sales returns, discounts and rebates	4,089,820	$ 4,421,041
Factor fees incurred	205,717	$ 242,831	461,624	409,240
Allowances for sales discount and rebates	13,000		13,000	13,000
Outstanding accounts receivable factored	$ 1,493,916		$ 1,663,398	$ 1,238,912